Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments - Summary of Cash and Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 806.8	$ 712.4	$ 569.0
Restricted cash and cash equivalents	212.3	251.7	261.5
Total cash, cash equivalents and restricted cash	1,019.1	964.1	$ 830.5	$ 1,407.9
Restricted investments securing reinsurance contracts and letter of credit facilities	1,225.7	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	2,244.8	2,311.1
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	8.9	5.8
Reinsurance Contracts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 203.4	$ 245.9